SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                              Variable Separate Account

                                          and

                      FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             FS Variable Separate Account

                                   Supplement to the

                 POLARIS PLATINUM O-SERIES VARIABLE ANNUITY PROSPECTUS
                                     DATED MAY 2, 2011


The following prospectus provisions are replaced in the STATE CONTRACT AVAILABILITY AND/OR VARIABILITY chart:

PROSPECTUS           AVAILABILITY OR VARIATION              STATES
PROVISION                                                   Idaho
                                                            North Dakota
Free Look            The Free Look period is 20 days.       Rhode Island
                                                            Texas




Purchase Payment     The Purchase Payment Age Limit is      Washington
Age Limitation       the later of three years after
                     contract issue or attained age 63
                     but not after the Owner's 86th
                     birthday.










Dated:  July 25, 2011

















                          Please keep this Supplement with your Prospectus


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